Consolidated Income Statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Detailed information Amounts About In Discontinued Operations Included In Profit [Line Items]
Revenue	£ 14,428.7	£ 12,801.1	£ 12,002.8
Costs of services	(11,890.1)	(10,597.5)	(9,987.9)
Gross profit	2,538.6	2,203.6	2,014.9
General and administrative costs	(1,180.4)	(974.6)	(4,293.0)
Operating profit/(loss)	1,358.2	1,229.0	(2,278.1)
(Loss)/earnings from associates - after interest and tax	(60.4)	23.8	(136.0)
Profit/(loss) before interest and taxation	1,297.8	1,252.8	(2,414.1)
Finance and investment income	145.4	69.4	82.7
Finance costs	(359.4)	(283.6)	(312.0)
Revaluation and retranslation of financial instruments	76.0	(87.8)	(147.2)
Profit/(loss) before taxation	1,159.8	950.8	(2,790.6)
Taxation	(384.4)	(230.1)	(127.1)
Profit/(loss) for the year from continuing operations	775.4	720.7	(2,917.7)
Profit for the year from discontinued operations	0.0	0.0	16.4
Profit/(loss) for the year	775.4	720.7	(2,901.3)
Attributable to
Income from continuing operations attributable to owners of parent	682.7	637.7	(2,971.6)
Income from discontinued operations attributable to owners of parent	0.0	0.0	6.5
Total Equity holders of the parent	682.7	637.7	(2,965.1)
Continuing operations	92.7	83.0	53.9
Discontinued operations	0.0	0.0	9.9
Non-controlling interests	92.7	83.0	63.8
Profit/(loss) for the year	£ 775.4	£ 720.7	£ (2,901.3)
Earnings per share
Basic earnings per ordinary share from continuing and discontinued operations (in dollar per share)	£ 0.622	£ 0.534	£ (2.430)
Diluted earnings per ordinary share from continuing and discontinued operations (sterling per share)	0.612	0.525	(2.430)
Basic earnings per share from continuing operations (sterling per share)	0.622	0.534	(2.430)
Diluted earnings per share from continuing operations (in dollar per share)	0.612	0.525	(2.430)
Continuing and discontinued operations
Earnings per share
Basic earnings per ordinary share from continuing and discontinued operations (in dollar per share)	0.622	0.534	(2.425)
Diluted earnings per ordinary share from continuing and discontinued operations (sterling per share)	£ 0.612	£ 0.525	£ (2.425)